INVENTORIES, NET - Schedule of Inventories, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Inventory Disclosure [Abstract]
Purchased office equipment for sale	$ 1,101,962	$ 1,015,852
Equipment parts and supplies	1,007,977	755,735
Other supplies	54,514	46,615
Subtotal	2,164,453	1,818,202
Less: inventory reserve	(21,425)	(18,182)
Inventories, net	$ 2,143,028	$ 1,800,020